VARIABLE INTEREST ENTITY ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of consolidated balance sheets
(in thousands)
December 31, 2021
Current Assets:
Cash	$1,544
Accounts Receivable, Net	1,553
Inventory	1,359
Prepaid Expenses and Other Current Assets	39
Total Current Assets	4,495

Property, Equipment and Leasehold Improvements, Net	5,099
Other Assets	295
TOTAL ASSETS	$9,889

Liabilities:
Total Current Liabilities	$350
Total Long-Term Liabilities	184

TOTAL LIABILITIES	$534